MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 2, 2008

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust IV (the "Trust") (File Nos. 2-54607 and 811-2594) on behalf of MFS(R) Government Money Market Fund, MFS(R) Money Market Fund and MFS(R) Mid Cap Growth Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 47 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 27, 2007.

     Please call the undersigned at (617) 954-4340 or Claudia Murphy at (617) 954-5406 with any questions you may have.

                                        Very truly yours,


                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Senior Counsel

SAP/bjn